Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Sep. 22, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 09, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Jun. 03, 2021	May 31, 2021	May 20, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 28, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Sep. 06, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Aug. 02, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 27, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Jan. 07, 2016
C000232397
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Artificial Intelligence and Innovation Fund $9,786
Account Value	$ 9,786	$ 8,808	$ 7,858	$ 7,595	$ 8,612	$ 9,295	$ 8,768	$ 8,728	$ 7,995	$ 7,959	$ 7,871	$ 7,951	$ 8,326	$ 7,828	$ 7,700	$ 8,262	$ 8,437	$ 7,979	$ 8,230	$ 7,431	$ 6,342	$ 6,922	$ 7,371	$ 8,039	$ 7,558	$ 7,252	$ 6,318	$ 6,942	$ 6,628	$ 6,533	$ 5,611	$ 6,166	$ 5,623	$ 5,619		$ 6,451	$ 6,689	$ 5,964	$ 6,844	$ 6,816	$ 7,986	$ 8,152	$ 8,525	$ 9,746	$ 10,000
C000227588
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree BioRevolution Fund $5,486
Account Value	$ 5,486	4,993	5,372	5,221	5,719	6,159	5,857	6,503	6,292	6,697	6,847	6,855	6,381	6,438	6,223	6,940	7,057	6,426	6,822	6,098	5,476	6,070	6,668	7,378	6,985	6,824	6,853	6,889	6,901	7,334	6,981	7,435	7,191	6,731		7,315	7,559	6,943	7,087	7,207	8,071	7,891	8,099	9,442		$ 9,553	$ 10,188	$ 10,176	$ 10,875	$ 10,340	$ 10,647	$ 10,000
C000214236
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Cloud Computing Fund $14,425
Account Value	$ 14,425	14,306	13,176	12,929	14,597	16,205	14,968	15,734	13,236	12,765	12,670	12,602	12,614	12,163	12,761	13,915	14,270	13,819	13,955	12,514	10,910	11,832	12,741	13,759	12,662	12,159	10,634	11,848	11,325	11,453	9,996	10,255	10,990	10,654		11,808	11,776	11,185	12,083	13,703	16,309	16,744	17,837	20,698		22,454	24,972	22,973	24,318	22,897	22,302		$ 19,753		$ 20,463	$ 19,190	$ 21,269	$ 21,457		$ 21,361	$ 19,533	$ 16,752	$ 17,043	$ 17,829	$ 16,700	$ 15,547	$ 14,054	$ 11,269	$ 9,489	$ 10,886	$ 11,153	$ 10,200	$ 10,575	$ 9,557	$ 9,401	$ 10,000
C000224004
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Cybersecurity Fund $13,244
Account Value	$ 13,244	12,662	11,681	11,282	12,292	12,891	11,785	12,073	10,748	10,581	10,590	10,452	10,432	9,621	10,295	10,656	11,317	10,827	10,540	9,459	8,088	8,491	8,620	8,620	8,042	8,283	6,990	7,647	7,311	6,941	6,334	6,640	7,246	7,051		8,065	7,724	7,400	7,903	9,253	10,258	9,772	9,394	10,840		11,134	12,114	10,645	11,456	10,592	10,108		9,338		9,371	8,730	9,293	10,046	$ 10,000
C000164637
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Dynamic International Equity Fund $23,522
Account Value	$ 23,522	23,102	22,238	21,415	21,413	21,021	20,124	20,009	20,049	20,880	20,747	20,227	19,568	19,840	19,294	19,351	18,561	18,261	18,188	17,527	16,658	17,157	17,274	17,752	17,297	16,493	17,283	16,837	16,656	16,840	15,755	15,921	14,713	14,048		14,957	15,260	14,760	15,838	15,755	15,999	15,580	15,818	15,957		15,156	15,556	15,361	15,682	15,460	15,394		15,483		14,984	14,770	14,131	13,912		13,957	13,465	12,024	12,545	12,825	12,276	12,339	12,054	11,708	11,107	12,998	14,244	14,570	14,190	13,985	13,691		$ 13,176	$ 13,568	$ 13,610	$ 13,022	$ 13,598	$ 13,231	$ 13,090	$ 12,730	$ 12,038	$ 12,707	$ 12,735	$ 13,546	$ 13,337		$ 13,601	$ 13,205	$ 13,267	$ 13,577	$ 13,067	$ 13,311	$ 13,901	$ 13,533	$ 13,347	$ 13,321	$ 13,078	$ 12,747	$ 12,734	$ 12,448	$ 12,508	$ 12,186	$ 12,008	$ 11,707	$ 11,496	$ 11,418	$ 10,898	$ 10,915	$ 10,869	$ 10,795	$ 10,665	$ 10,182	$ 10,447	$ 10,417		$ 10,227	$ 9,756	$ 9,996	$ 10,000
C000164635
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Dynamic International SmallCap Equity Fund $22,848
Account Value	$ 22,848	21,848	20,771	19,921	19,948	19,970	19,620	19,364	19,285	20,363	19,964	19,726	18,761	19,119	18,688	18,601	17,901	17,814	17,863	16,761	15,798	16,428	16,735	17,113	16,559	16,031	16,818	16,414	16,560	16,612	15,511	15,541	14,589	14,218		15,450	15,743	15,012	15,943	16,151	16,501	16,358	16,501	17,194		16,384	17,063	16,989	17,335	16,872	16,640		16,768		16,387	15,929	15,256	14,813		14,808	14,055	12,708	13,075	13,114	12,326	12,224	12,164	11,606	10,693	13,182	14,626	15,076	14,469	14,055	13,558		12,986	13,371	13,389	13,049	13,650	13,226	13,200	12,798	12,086	12,952	12,912	13,991	13,916		14,048	13,907	14,212	14,321	14,012	14,277	14,791	14,491	14,098	14,103	13,829	13,437	13,407	13,026	12,942	12,685	12,307	12,108	11,779	11,591	11,119	11,098	11,081	10,835	10,780	10,040	10,689	10,520		10,433	9,757	9,827	10,000
C000227316
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Efficient Core Fund $9,351
Account Value	$ 9,351	8,801	8,502	8,398	8,383	8,190	8,024	8,140	8,437	8,903	8,369	8,161	8,109	7,745	7,636	7,712	7,490	7,327	7,692	7,288	6,672	6,960	7,260	7,766	7,388	7,175	7,323	7,427	7,077	7,678	7,010	7,133	6,116	6,403		7,362	7,476	7,419	7,946	7,871	8,529	8,823	9,337	9,537		9,354	9,725	9,646	10,098	9,901	10,458		10,294	$ 10,000
C000235377
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets ex-China Fund $14,407
Account Value	$ 14,407	13,507	12,823	12,320	12,498	13,035	12,871	12,984	13,360	13,760	13,597	13,344	13,307	12,517	12,438	12,612	12,246	11,862	12,193	11,471	10,379	10,762	11,135	11,686	11,159	10,781	10,509	10,496	10,187	10,663	10,025	10,522	9,592	9,353	$ 10,000
C000227314
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree International Efficient Core Fund $11,504
Account Value	$ 11,504	11,206	10,864	10,436	10,479	10,199	9,725	10,059	10,062	10,770	10,662	10,327	9,968	10,029	9,638	10,020	9,717	9,650	9,625	9,030	8,170	8,578	9,004	9,367	9,151	8,848	9,285	9,039	8,691	8,996	8,291	8,318	7,427	7,154		8,007	8,537	8,073	8,863	8,801	9,516	9,629	9,819	10,328		9,895	10,295	10,076	10,434	10,307	10,150		10,254	10,000
C000168143
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Corporate Bond Fund $12,334
Account Value	$ 12,334	12,100	12,097	12,095	12,122	11,885	11,820	12,061	11,895	12,185	11,973	11,796	11,527	11,452	11,254	11,526	11,384	11,550	11,548	11,110	10,490	10,692	10,971	11,054	11,010	10,963	11,124	11,040	10,745	11,105	10,657	10,736	10,192	10,279		10,848	11,202	10,827	11,148	11,034	11,736	12,037	12,288	12,737		12,769	12,757	12,719	12,876	12,925	12,713		12,424		12,311	12,164	12,423	12,690		12,912	12,888	12,481	12,538	12,574	12,757	12,373	12,169	12,010	11,313	12,182	12,021	11,745	11,711	11,682	11,604		11,684	11,358	11,296	11,017	10,872	10,818	10,555	10,544	10,326	10,191	10,208	10,370	10,372		10,325	10,228	10,311	10,264	10,359	10,338	10,519	10,614	10,494	10,509	10,474	10,497	10,432	10,344	10,303	10,177	10,084	10,091	9,988	9,988	9,942	10,194	10,319	10,354	10,319	10,189	9,995	10,034	$ 10,000
C000200315
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Efficient Core Fund $21,721
Account Value	$ 21,721	20,596	19,614	19,583	20,728	20,784	20,197	20,907	19,698	20,167	19,699	19,163	18,820	18,091	17,219	18,215	17,692	17,044	16,865	15,908	14,386	14,832	15,776	16,102	15,708	14,972	14,993	14,795	14,069	14,621	13,669	14,520	13,639	12,871		14,437	15,281	13,944	15,143	15,164	16,901	16,718	17,246	18,401		17,833	17,903	16,846	17,737	17,290	16,789		16,295		16,192	15,362	14,983	14,847		15,061	14,565	13,190	13,621	14,101	13,254	12,526	12,270	11,744	10,498	11,559	12,272	12,056	11,801	11,477	11,275		11,166	11,109	10,964	10,277	10,740	10,386	10,101	9,844	9,166	9,832	9,612	10,279	10,311	$ 10,000
C000168145
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. High Yield Corporate Bond Fund $15,418
Account Value	$ 15,418	15,123	14,837	14,849	14,967	14,854	14,637	14,768	14,573	14,723	14,539	14,290	14,023	13,889	13,792	13,988	13,789	13,826	13,878	13,346	12,708	12,935	13,149	13,160	12,958	12,712	12,930	12,843	12,737	12,993	12,525	12,693	12,490	12,064		12,585	12,975	12,177	13,093	12,992	13,536	13,656	13,795	14,231		13,917	14,087	14,126	14,152	14,055	14,022		13,839		13,799	13,656	13,619	13,620		13,600	13,362	12,866	12,845	13,024	12,923	12,317	12,285	11,781	11,522	12,625	12,846	12,861	12,641	12,577	12,550		12,524	12,453	12,406	12,055	12,226	12,049	11,905	11,690	11,141	11,386	11,437	11,623	11,541		11,456	11,337	11,315	11,299	11,268	11,305	11,399	11,339	11,328	11,363	11,298	11,268	11,288	11,171	11,180	11,103	10,983	10,995	10,837	10,765	10,579	10,616	10,661	10,593	10,383	10,134	10,085	10,028	10,000
C000168144
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Short-Term Corporate Bond Fund $12,334
Account Value	$ 12,334	12,217	12,194	12,115	12,065	11,956	11,891	11,914	11,842	11,943	11,825	11,698	11,520	11,455	11,344	11,418	11,342	11,403	11,356	11,152	10,915	10,918	10,973	10,966	10,896	10,918	10,968	10,891	10,744	10,884	10,708	10,722	10,496	10,521		10,759	10,895	10,725	10,872	10,781	10,937	11,135	11,216	11,351		11,343	11,372	11,432	11,458	11,467	11,431		11,445		11,405	11,355	11,400	11,420		11,425	11,392	11,335	11,322	11,336	11,319	11,253	11,164	11,027	10,745	11,102	11,033	10,947	10,908	10,901	10,854		10,847	10,753	10,743	10,658	10,595	10,566	10,467	10,435	10,332	10,252	10,250	10,260	10,263		10,214	10,188	10,197	10,156	10,153	10,151	10,184	10,222	10,206	10,239	10,234	10,239	10,216	10,169	10,170	10,134	10,097	10,092	10,055	10,027	10,013	10,084	10,097	10,096	10,101	10,066	9,997	10,014	10,000
S&P 500® Equal Weight Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 12,197	11,792	11,300	11,565	11,970	12,043	11,636	12,413	11,664	11,857	11,586	11,304	10,819	10,868	10,570	11,111	10,637	10,211	10,296	9,635	8,829	9,204	9,696	10,012	9,678	8,985	9,338	9,307	9,390	9,710	9,042	9,488	8,893	8,099		8,923	9,247	8,507	9,390	9,297	9,933	9,683	9,767	10,211	10,000
S&P 500® Equal Weight Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 12,947	12,517	11,995	12,276	12,706	12,784	12,351	13,177	12,382	12,586	12,299	11,999	11,484	11,536	11,220	11,794	11,291	10,839	10,929	10,228	9,372	9,770	10,293	10,628	10,273	9,537	9,912	9,879	9,967	10,307	9,598	10,072	9,440	8,597		9,472	9,815	9,030	9,967	9,868	10,544	10,279	10,367	10,838		10,206	10,472	9,943	10,334	10,093	9,965	10,000
S&P 500® Equal Weight Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 18,972	18,342	17,578	17,989	18,619	18,733	18,099	19,309	18,144	18,444	18,023	17,584	16,829	16,906	16,442	17,283	16,545	15,884	16,016	14,988	13,733	14,317	15,083	15,574	15,054	13,976	14,526	14,477	14,606	15,104	14,065	14,759	13,833	12,598		13,880	14,384	13,233	14,606	14,461	15,451	15,062	15,192	15,883		14,956	15,346	14,570	15,144	14,791	14,603		14,582		14,307	13,660	12,892	12,153		12,252	11,750	10,280	10,343	10,612	10,158	9,689	9,539	9,110	7,960	9,704	10,661	10,859	10,565	10,220	10,091	10,000
S&P 500® Equal Weight Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 15,487	14,973	14,349	14,685	15,199	15,292	14,775	15,762	14,811	15,056	14,712	14,354	13,738	13,800	13,422	14,108	13,506	12,966	13,074	12,235	11,210	11,687	12,312	12,713	12,289	11,408	11,857	11,818	11,923	12,330	11,481	12,048	11,292	10,284		11,330	11,741	10,802	11,923	11,805	12,613	12,295	12,401	12,965		12,208	12,527	11,894	12,362	12,074	11,920		11,903		11,679	11,151	10,524	9,921	10,000
MSCI EAFE Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Local Currency Index
Account Value	$ 21,531	21,488	20,531	20,545	21,130	20,931	19,968	19,886	19,773	20,093	20,170	20,081	19,928	20,039	19,559	19,731	18,971	18,414	17,944	17,447	16,523	17,096	17,282	17,606	17,317	16,715	16,983	16,605	16,523	16,421	15,448	15,928	14,966	14,209		15,150	15,503	14,738	15,737	15,768	15,991	15,656	16,005	16,610		15,924	16,334	15,985	16,196	15,840	15,777		15,563		15,246	15,056	14,304	13,940		13,993	13,656	12,074	12,566	12,692	12,192	12,415	12,096	11,624	11,025	12,599	13,706	13,876	13,693	13,413	13,192		12,741	13,056	12,965	12,434	13,038	12,612	12,445	12,027	11,405	12,113	12,140	12,989	12,805		13,024	12,690	12,729	12,816	12,264	12,544	12,966	12,812	12,660	12,726	12,360	12,034	12,039	11,958	12,052	11,805	11,643	11,369	11,130	11,119	10,637	10,508	10,385	10,354	10,258	9,793	10,177	9,990		9,866	9,585	9,939	10,000
MSCI EAFE Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Local Currency Index
Account Value	$ 21,531	21,488	20,531	20,545	21,130	20,931	19,968	19,886	19,773	20,093	20,170	20,081	19,928	20,039	19,559	19,731	18,971	18,414	17,944	17,447	16,523	17,096	17,282	17,606	17,317	16,715	16,983	16,605	16,523	16,421	15,448	15,928	14,966	14,209		15,150	15,503	14,738	15,737	15,768	15,991	15,656	16,005	16,610		15,924	16,334	15,985	16,196	15,840	15,777		15,563		15,246	15,056	14,304	13,940		13,993	13,656	12,074	12,566	12,692	12,192	12,415	12,096	11,624	11,025	12,599	13,706	13,876	13,693	13,413	13,192		12,741	13,056	12,965	12,434	13,038	12,612	12,445	12,027	11,405	12,113	12,140	12,989	12,805		13,024	12,690	12,729	12,816	12,264	12,544	12,966	12,812	12,660	12,726	12,360	12,034	12,039	11,958	12,052	11,805	11,643	11,369	11,130	11,119	10,637	10,508	10,385	10,354	10,258	9,793	10,177	9,990		9,866	9,585	9,939	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 10,255	9,673	9,277	9,157	9,099	9,055	8,896	8,909	9,241	9,671	9,065	8,921	8,895	8,557	8,509	8,471	8,267	7,891	8,275	7,964	7,374	7,672	7,878	8,395	7,903	7,614	7,744	7,833	7,603	8,130	7,535	7,642	6,655	6,868		7,781	7,748	7,767	8,320	8,284	8,772	8,974	9,251	9,429		9,256	9,649	9,555	9,950	9,696	10,396		10,378	10,000
MSCI Emerging Markets ex-China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
Account Value	$ 14,426	13,489	12,858	12,380	12,375	12,864	12,596	12,747	13,178	13,710	13,540	13,298	13,188	12,433	12,446	12,651	12,282	11,861	12,163	11,432	10,361	10,761	11,044	11,615	11,133	10,733	10,584	10,498	10,259	10,746	10,133	10,586	9,680	9,385	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 12,950	12,671	12,117	11,586	11,633	11,412	10,842	11,094	11,157	11,799	11,691	11,323	11,000	11,181	10,764	11,047	10,695	10,503	10,443	9,916	9,074	9,457	9,792	10,182	9,862	9,433	9,850	9,580	9,348	9,547	8,832	8,825	7,931	7,527		8,303	8,717	8,304	9,153	9,085	9,713	9,651	9,825	10,324		9,821	10,300	10,053	10,354	10,174	10,098		10,213	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,464	11,290	11,372	11,327	11,323	11,079	11,021	11,204	11,087	11,369	11,218	11,059	10,807	10,706	10,527	10,800	10,701	10,855	10,884	10,483	10,029	10,190	10,456	10,523	10,530	10,568	10,684	10,620	10,357	10,632	10,314	10,361	9,993	10,125		10,582	10,889	10,630	10,799	10,730	11,153	11,472	11,601	11,857		11,887	11,852	11,855	11,959	11,982	11,849		11,767		11,728	11,636	11,784	11,956		12,042	12,026	11,909	11,962	11,969	12,066	11,889	11,814	11,760	11,554	11,623	11,417	11,202	11,209	11,215	11,181		11,241	10,957	10,933	10,798	10,609	10,607	10,407	10,413	10,304	10,118	10,058	10,138	10,203		10,138	10,136	10,148	10,076	10,152	10,087	10,184	10,302	10,255	10,268	10,263	10,312	10,220	10,176	10,186	10,109	10,031	10,036	9,969	9,950	9,936	10,177	10,255	10,261	10,273	10,208	10,028	10,026	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,610	23,419	22,032	22,182	23,507	23,818	23,172	23,738	22,422	22,627	22,154	21,629	21,369	20,629	19,655	20,491	19,853	18,846	18,535	17,729	16,246	16,595	17,426	17,708	17,156	16,093	16,023	15,777	15,218	15,599	14,677	15,574	14,750	13,645		15,029	15,668	14,346	15,636	15,608	17,099	16,486	16,995	17,923		17,154	17,274	16,143	16,930	16,431	16,049		15,683		15,574	14,785	14,165	13,785		13,925	13,410	12,087	12,417	12,907	12,042	11,399	11,177	10,669	9,456	10,789	11,757	11,761	11,417	11,017	10,783		10,585	10,756	10,603	9,905	10,577	10,166	9,972	9,662	8,945	9,833	9,636	10,343	10,285	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,464	11,290	11,372	11,327	11,323	11,079	11,021	11,204	11,087	11,369	11,218	11,059	10,807	10,706	10,527	10,800	10,701	10,855	10,884	10,483	10,029	10,190	10,456	10,523	10,530	10,568	10,684	10,620	10,357	10,632	10,314	10,361	9,993	10,125		10,582	10,889	10,630	10,799	10,730	11,153	11,472	11,601	11,857		11,887	11,852	11,855	11,959	11,982	11,849		11,767		11,728	11,636	11,784	11,956		12,042	12,026	11,909	11,962	11,969	12,066	11,889	11,814	11,760	11,554	11,623	11,417	11,202	11,209	11,215	11,181		11,241	10,957	10,933	10,798	10,609	10,607	10,407	10,413	10,304	10,118	10,058	10,138	10,203		10,138	10,136	10,148	10,076	10,152	10,087	10,184	10,302	10,255	10,268	10,263	10,312	10,220	10,176	10,186	10,109	10,031	10,036	9,969	9,950	9,936	10,177	10,255	10,261	10,273	10,208	10,028	10,026	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,464	11,290	11,372	11,327	11,323	11,079	11,021	11,204	11,087	11,369	11,218	11,059	10,807	10,706	10,527	10,800	10,701	10,855	10,884	10,483	10,029	10,190	10,456	10,523	10,530	10,568	10,684	10,620	10,357	10,632	10,314	10,361	9,993	10,125		10,582	10,889	10,630	10,799	10,730	11,153	11,472	11,601	11,857		11,887	11,852	11,855	11,959	11,982	11,849		11,767		11,728	11,636	11,784	11,956		12,042	12,026	11,909	11,962	11,969	12,066	11,889	11,814	11,760	11,554	11,623	11,417	11,202	11,209	11,215	11,181		11,241	10,957	10,933	10,798	10,609	10,607	10,407	10,413	10,304	10,118	10,058	10,138	10,203		10,138	10,136	10,148	10,076	10,152	10,087	10,184	10,302	10,255	10,268	10,263	10,312	10,220	10,176	10,186	10,109	10,031	10,036	9,969	9,950	9,936	10,177	10,255	10,261	10,273	10,208	10,028	10,026	10,000
S&P 500® Information Technology Index
Account Value [Line Items]
Account Value	16,821	15,323	13,818	13,598	14,915	15,115	15,568	15,390	14,705	14,849	14,489	14,309	14,614	13,368	12,144	12,841	12,593	11,846	11,396	10,975	9,724	9,726	10,444	10,584	10,308	9,671	8,835	8,795	7,928	7,893	7,220	7,880	7,432	6,893		7,833	8,344	7,349	8,105	8,174	9,214	8,903	9,362	10,054	10,000
WisdomTree Artificial Intelligence & Innovation Index
Account Value [Line Items]
Account Value	9,866	8,878	7,917	7,643	8,670	9,355	8,818	8,778	8,038	7,999	7,909	7,990	8,361	7,861	7,733	8,314	8,470	8,013	8,266	7,456	6,356	6,939	7,389	8,056	7,572	7,261	6,329	6,955	6,637	6,544	5,620	6,177	5,632	5,624		6,456	6,693	5,965	6,847	6,819	7,991	8,148	8,523	9,743	$ 10,000
S&P 500® Health Care Index
Account Value [Line Items]
Account Value	11,936	11,696	12,383	12,859	13,081	12,889	12,070	12,870	12,833	13,455	13,686	13,021	12,685	12,447	12,157	12,808	12,511	12,121	11,766	11,281	10,702	11,057	11,395	11,474	11,358	10,884	11,372	11,033	10,793	11,314	11,529	11,754	11,214	10,221		10,493	11,137	10,779	11,074	10,917	11,456	10,853	10,965	11,759		10,790	11,123	10,577	11,198	10,939	10,428	10,000
S&P Biotechnology Select Industry Index
Account Value [Line Items]
Account Value	6,572	6,277	6,579	6,426	7,030	7,341	7,136	7,887	7,680	7,827	8,018	7,833	7,332	7,032	6,680	7,510	7,772	6,912	7,053	5,965	5,229	5,773	6,245	6,633	6,550	6,616	6,300	5,976	6,499	6,986	6,545	6,598	6,469	6,249		6,592	6,382	5,842	5,416	5,808	7,080	7,075	7,368	8,800		9,142	9,807	9,882	10,449	9,701	10,648	10,000
WisdomTree BioRevolution Index
Account Value [Line Items]
Account Value	5,487	4,989	5,368	5,219	5,720	6,159	5,859	6,502	6,289	6,693	6,841	6,852	6,379	6,437	6,220	6,938	7,056	6,426	6,822	6,102	5,479	6,074	6,675	7,390	6,996	6,838	6,873	6,905	6,923	7,364	7,006	7,459	7,213	6,749		7,334	7,573	6,962	7,106	7,228	8,092	7,911	8,120	9,462		9,576	10,203	10,186	10,886	10,348	10,652	$ 10,000
BVP NASDAQ Emerging Cloud Index
Account Value [Line Items]
Account Value	14,761	14,631	13,474	13,215	14,917	16,558	15,286	16,066	13,505	13,019	12,917	12,845	12,850	12,387	12,993	14,164	14,518	14,048	14,180	12,710	11,076	12,011	12,928	13,957	12,839	12,328	10,781	12,006	11,476	11,599	10,121	10,380	11,120	10,778		11,944	11,908	11,305	12,206	13,838	16,468	16,904	17,997	20,879		22,640	25,167	23,145	24,483	23,066	22,471		19,896		20,603	19,316	21,378	21,574		21,468	19,619	16,819	17,102	17,898	16,755	15,593	14,094	11,295	9,509	10,919	11,185	10,225	10,594	9,565	9,407	10,000
S&P 500® Growth Index
Account Value [Line Items]
Account Value	25,611	24,085	22,014	21,533	23,455	24,158	23,527	23,327	22,019	22,159	21,547	21,085	21,364	19,970	18,733	19,494	19,088	17,790	17,290	16,670	15,326	15,704	16,509	16,612	16,121	15,155	14,785	14,577	13,772	14,044	13,296	14,393	13,696	13,107		14,560	15,381	13,633	14,863	15,068	17,216	16,482	17,258	18,835		18,380	18,122	16,614	17,635	16,927	16,309		15,432		15,571	14,570	14,195	14,195		14,267	13,708	12,496	12,893	13,525	12,344	11,537	11,082	10,460	9,139	10,151	10,932	10,690	10,385	10,041	9,869	10,000
S&P 500® Information Technology Index
Account Value [Line Items]
Account Value	36,724	33,455	30,169	29,687	32,563	33,001	33,988	33,599	32,106	32,420	31,633	31,241	31,906	29,186	26,514	28,036	27,494	25,862	24,880	23,962	21,230	21,234	22,802	23,108	22,505	21,114	19,289	19,201	17,309	17,231	15,762	17,203	16,225	15,049		17,102	18,217	16,045	17,695	17,847	20,117	19,438	20,440	21,951		21,233	20,348	18,811	19,966	19,279	18,562		17,356		17,515	16,639	16,362	16,167		16,317	15,432	13,849	14,594	15,421	13,768	13,035	12,167	11,365	9,987	10,931	11,789	11,340	10,852	10,298	9,912	$ 10,000
S&P 500® Growth Index
Account Value [Line Items]
Account Value	17,796	16,735	15,296	14,962	16,298	16,786	16,347	16,209	15,300	15,397	14,972	14,651	14,844	13,876	13,016	13,545	13,263	12,361	12,014	11,583	10,649	10,912	11,471	11,543	11,202	10,530	10,273	10,129	9,569	9,758	9,239	10,001	9,516	9,107		10,117	10,688	9,473	10,328	10,470	11,963	11,453	11,992	13,087		12,771	12,592	11,544	12,253	11,762	11,332		10,723		10,820	10,124	9,863	9,863	10,000
S&P 500® Information Technology Index
Account Value [Line Items]
Account Value	22,274	20,290	18,298	18,005	19,749	20,015	20,614	20,378	19,472	19,663	19,185	18,948	19,351	17,702	16,081	17,004	16,675	15,686	15,090	14,533	12,876	12,879	13,829	14,015	13,649	12,806	11,699	11,646	10,498	10,451	9,560	10,434	9,841	9,127		10,373	11,049	9,731	10,732	10,824	12,201	11,789	12,397	13,313		12,878	12,341	11,409	12,110	11,693	11,258		10,526		10,623	10,092	9,924	9,806	10,000
WisdomTree Team8 Cybersecurity Index
Account Value [Line Items]
Account Value	13,408	12,815	11,818	11,412	12,428	13,031	11,906	12,199	10,855	10,684	10,691	10,547	10,521	9,702	10,374	10,751	11,408	10,867	10,575	9,521	8,137	8,541	8,665	8,662	8,079	8,318	7,015	7,675	7,335	6,962	6,350	6,654	7,296	7,093		8,123	7,777	7,447	7,953	9,315	10,323	9,836	9,440	10,901		11,194	12,176	10,696	11,501	10,622	10,135		9,358		9,387	8,741	9,302	10,048	$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	21,142	20,686	19,781	18,915	18,992	18,630	17,700	18,112	18,215	19,263	19,087	18,486	17,959	18,253	17,573	18,035	17,460	17,146	17,048	16,188	14,813	15,439	15,985	16,622	16,101	15,400	16,081	15,639	15,261	15,586	14,419	14,407	12,949	12,288		13,556	14,232	13,556	14,943	14,832	15,858	15,756	16,040	16,854		16,033	16,816	16,412	16,903	16,610	16,486		16,674		16,147	15,675	15,323	14,987		15,148	14,475	12,532	13,054	13,402	12,747	12,456	12,046	11,543	10,843	12,513	13,757	14,050	13,608	13,456	12,989		12,628	12,963	13,130	12,395	13,020	12,664	12,585	12,272	11,515	12,103	12,118	13,166	13,052		13,310	12,990	13,150	13,453	13,153	13,394	14,027	13,357	13,146	13,010	12,815	12,504	12,509	12,158	12,179	11,748	11,457	11,150	10,993	10,683	10,330	10,539	10,760	10,629	10,621	10,109	10,460	10,556		10,259	9,632	9,812	10,000
MSCI EAFE Value Index
Account Value [Line Items]
Account Value	21,069	20,709	19,910	19,134	18,698	18,026	17,151	17,463	17,598	18,466	18,207	17,753	16,958	17,443	16,782	16,956	16,247	16,218	16,228	15,473	14,337	14,996	15,124	15,587	14,909	14,115	14,918	14,453	14,490	14,696	13,643	13,473	12,139	11,403		12,526	12,964	12,699	14,103	13,765	14,498	14,402	14,600	14,450		13,638	14,511	14,283	14,550	14,387	14,422		14,762		14,268	14,001	13,545	12,929		13,031	12,478	10,491	10,931	11,457	10,824	10,803	10,431	10,123	9,609	11,678	12,898	13,382	12,911	12,860	12,412		11,841	12,348	12,632	11,993	12,730	12,440	12,504	12,299	11,528	12,120	12,188	13,055	12,790		13,273	12,903	13,068	13,661	13,252	13,579	14,257	13,527	13,322	13,204	13,103	12,710	12,790	12,376	12,339	12,060	11,812	11,491	11,413	11,138	10,651	10,717	10,692	10,590	10,421	9,901	10,418	10,586		10,184	9,554	9,743	10,000
WisdomTree Dynamic International Equity Index
Account Value [Line Items]
Account Value	23,968	23,524	22,633	21,789	21,785	21,369	20,467	20,333	20,399	21,225	21,089	20,553	19,872	20,148	19,598	19,690	18,862	18,548	18,471	17,791	16,893	17,397	17,506	17,993	17,526	16,712	17,542	17,089	16,908	17,095	15,989	16,147	14,910	14,219		15,145	15,433	14,923	16,022	15,942	16,198	15,795	16,049	16,161		15,347	15,748	15,534	15,873	15,647	15,559		15,543		15,126	14,904	14,259	14,028		14,077	13,589	12,123	12,647	12,923	12,371	12,435	12,137	11,779	11,169	13,079	14,326	14,658	14,263	14,060	13,756		13,231	13,607	13,647	13,047	13,643	13,270	13,134	12,761	12,071	12,742	12,730	13,538	13,319		13,606	13,225	13,279	13,589	13,109	13,323	13,903	13,531	13,350	13,317	13,090	12,754	12,741	12,445	12,512	12,188	12,025	11,707	11,489	11,421	10,903	10,913	10,859	10,761	10,654	10,177	10,449	10,426		10,215	9,756	9,989	10,000
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value	19,831	19,005	17,996	17,009	16,919	16,969	16,404	16,790	16,779	17,901	17,455	17,117	16,193	16,701	16,008	16,498	15,906	15,846	16,111	15,017	13,645	14,497	15,168	15,690	15,024	14,602	15,238	14,937	14,968	15,300	14,237	14,086	12,816	12,295		13,893	14,538	13,636	15,318	15,430	16,566	16,573	16,786	18,111		17,354	18,382	18,098	18,768	18,242	17,937		18,239		17,882	17,191	16,823	16,389		16,450	15,399	13,539	14,028	14,132	13,151	12,723	12,552	11,716	10,613	12,824	14,218	14,642	14,030	13,726	13,130		12,771	13,094	13,187	12,651	13,357	12,966	12,945	12,661	11,717	12,525	12,614	13,957	14,059		14,173	14,081	14,360	14,499	14,305	14,468	15,000	14,270	13,900	13,683	13,456	13,082	12,976	12,522	12,525	12,080	11,584	11,356	11,107	10,728	10,430	10,731	11,044	10,725	10,789	10,166	10,732	10,677		10,437	9,662	9,674	10,000
MSCI EAFE Small Cap Local Currency Index
Account Value [Line Items]
Account Value	20,854	20,278	19,183	18,914	19,178	19,496	18,970	18,827	18,740	19,090	18,883	19,074	18,507	18,852	18,322	18,493	17,676	17,387	17,279	16,580	15,608	16,380	16,780	16,953	16,498	16,094	16,346	16,006	16,321	16,184	15,316	15,637	14,899	14,278		15,488	15,772	14,846	16,063	16,310	16,594	16,360	16,637	17,727		17,112	17,695	17,495	17,865	17,298	17,050		16,926		16,775	16,386	15,615	15,166		15,115	14,469	13,017	13,487	13,351	12,560	12,651	12,571	11,767	10,796	12,865	14,103	14,378	14,034	13,616	13,254		12,814	13,122	12,959	12,618	13,302	12,841	12,742	12,335	11,555	12,499	12,595	13,753	13,776		13,837	13,715	13,834	13,780	13,292	13,502	13,837	13,663	13,356	13,343	12,940	12,538	12,430	12,265	12,325	12,054	11,677	11,482	11,167	11,106	10,670	10,587	10,530	10,329	10,310	9,740	10,400	10,057		10,034	9,586	9,808	10,000
MSCI EAFE Small Cap Value Index
Account Value [Line Items]
Account Value	20,279	19,498	18,629	17,676	17,365	17,212	16,641	17,018	17,004	18,128	17,651	17,372	16,354	16,991	16,359	16,680	15,891	15,999	16,207	15,145	13,927	14,650	15,104	15,583	14,800	14,307	15,039	14,683	14,891	15,135	14,046	13,771	12,541	11,963		13,478	14,009	13,349	14,925	14,941	15,802	15,852	15,965	15,393		14,606	15,512	15,356	15,914	15,524	15,334		15,778		15,350	14,820	14,334	13,735		13,793	13,861	11,953	12,361	12,604	11,721	11,529	11,408	10,932	10,059	12,612	14,012	14,497	13,900	13,668	13,037		12,580	12,845	13,028	12,487	13,216	12,913	12,987	12,781	11,850	12,602	12,725	13,880	13,884		14,084	13,917	14,223	14,624	14,328	14,517	15,110	14,482	14,054	13,827	13,716	13,348	13,297	12,805	12,719	12,377	11,932	11,768	11,520	11,116	10,752	10,967	11,146	10,903	10,869	10,161	10,764	10,820		10,484	9,706	9,696	10,000
WisdomTree Dynamic International SmallCap Equity Index
Account Value [Line Items]
Account Value	23,685	22,638	21,502	20,602	20,629	20,635	20,258	19,978	19,894	20,975	20,572	20,329	19,355	19,715	19,243	19,254	18,451	18,356	18,391	17,268	16,239	16,865	17,204	17,601	17,011	16,472	17,309	16,885	17,048	17,111	15,959	15,992	14,976	14,583		15,867	16,142	15,390	16,366	16,579	16,925	16,765	16,913	17,652		16,810	17,477	17,398	17,757	17,272	17,042		17,129		16,770	16,288	15,591	15,142		15,135	14,359	12,954	13,308	13,338	12,533	12,428	12,377	11,802	10,857	13,414	14,900	15,360	14,740	14,301	13,779		13,203	13,589	13,610	13,238	13,855	13,417	13,393	12,990	12,249	13,135	13,080	14,156	14,102		14,223	14,060	14,346	14,450	14,139	14,402	14,883	14,597	14,196	14,166	13,905	13,513	13,478	13,105	12,997	12,722	12,341	12,146	11,817	11,641	11,153	11,135	11,117	10,873	10,803	10,051	10,692	10,511		$ 10,421	$ 9,748	$ 9,823	$ 10,000
WisdomTree Emerging Markets ex-China Index
Account Value [Line Items]
Account Value	14,786	13,837	13,109	12,571	12,723	13,299	13,172	13,294	13,669	14,138	13,959	13,692	13,594	12,738	12,663	12,867	12,442	12,025	12,345	11,578	10,436	10,833	11,199	11,760	11,227	10,847	10,555	10,527	10,223	10,687	10,050	10,568	9,611	9,342	$ 10,000
ICE BofA Merrill Lynch U.S. Corporate Index
Account Value [Line Items]
Account Value	12,813	12,584	12,584	12,587	12,622	12,371	12,297	12,518	12,371	12,656	12,441	12,254	11,968	11,895	11,679	11,954	11,817	11,984	11,965	11,501	10,887	11,088	11,368	11,446	11,396	11,364	11,514	11,420	11,135	11,469	11,039	11,063	10,544	10,663		11,261	11,569	11,238	11,508	11,447	12,046	12,372	12,648	13,056		13,078	13,066	13,034	13,173	13,199	13,041		12,828		12,738	12,589	12,766	13,020		13,181	13,117	12,776	12,798	12,832	12,982	12,585	12,337	12,125	11,517	12,448	12,289	12,004	11,966	11,940	11,868		11,942	11,590	11,514	11,255	11,096	11,035	10,767	10,728	10,508	10,353	10,373	10,515	10,549		10,492	10,415	10,471	10,424	10,514	10,491	10,651	10,750	10,659	10,674	10,631	10,656	10,566	10,488	10,462	10,342	10,240	10,252	10,138	10,096	10,033	10,310	10,396	10,426	10,397	10,249	10,030	10,037	10,000
WisdomTree U.S. Quality Corporate Bond Index
Account Value [Line Items]
Account Value	12,700	12,458	12,449	12,452	12,476	12,238	12,166	12,393	12,242	12,525	12,313	12,130	11,851	11,772	11,563	11,839	11,684	11,843	11,844	11,387	10,772	10,961	11,238	11,315	11,261	11,215	11,376	11,287	10,979	11,344	10,905	10,943	10,401	10,492		11,075	11,414	11,040	11,366	11,252	11,962	12,276	12,537	13,008		13,022	13,006	12,970	13,121	13,172	12,948		12,651		12,537	12,378	12,652	12,922		13,145	13,112	12,686	12,722	12,753	12,913	12,533	12,279	12,122	11,503	12,380	12,211	11,931	11,891	11,856	11,780		11,851	11,517	11,449	11,191	11,035	10,970	10,700	10,686	10,468	10,333	10,343	10,489	10,513		10,466	10,368	10,440	10,389	10,480	10,447	10,618	10,704	10,597	10,604	10,563	10,576	10,499	10,426	10,379	10,262	10,168	10,182	10,082	10,068	10,012	10,268	10,380	10,403	10,384	10,225	10,019	10,028	10,000
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Account Value [Line Items]
Account Value	18,185	17,534	16,946	16,988	17,578	17,564	17,240	17,610	16,936	17,199	16,892	16,557	16,280	15,866	15,296	15,851	15,488	15,085	14,950	14,339	13,367	13,624	14,175	14,350	14,082	13,558	13,581	13,423	13,003	13,336	12,834	13,047	12,789	12,321		13,230	13,637	12,861	13,653	13,525	14,648	14,331	14,524	15,310		15,066	14,955	14,463	14,846	14,526	14,258		14,022		13,943	13,451	13,158	13,013		13,131	12,828	12,009	12,224	12,512	12,020	11,558	11,394	11,070	10,268	11,086	11,578	11,494	11,292	11,050	10,894		10,796	10,794	10,690	10,208	10,540	10,290	10,095	9,910	9,434	9,898	9,757	10,210	10,201	$ 10,000
ICE BofA Merrill Lynch U.S. High Yield Index
Account Value [Line Items]
Account Value	16,834	16,527	16,254	16,254	16,430	16,324	16,102	16,168	15,988	16,076	15,817	15,570	15,265	15,124	14,955	15,100	14,928	14,884	14,878	14,352	13,727	13,897	14,063	14,023	13,826	13,605	13,730	13,604	13,452	13,629	13,115	13,216	12,973	12,614		13,142	13,465	12,700	13,627	13,593	14,106	14,238	14,367	14,773		14,500	14,651	14,677	14,672	14,592	14,540		14,344		14,303	14,148	14,124	14,075		14,021	13,759	13,229	13,168	13,306	13,177	12,576	12,454	11,910	11,474	13,003	13,207	13,207	12,936	12,901	12,871		12,831	12,781	12,716	12,411	12,571	12,398	12,277	12,073	11,543	11,802	11,910	12,108	12,038		11,952	11,820	11,779	11,781	11,703	11,776	11,887	11,811	11,776	11,808	11,763	11,658	11,661	11,528	11,516	11,414	11,286	11,310	11,136	10,988	10,777	10,819	10,785	10,716	10,483	10,224	10,115	10,042	10,000
WisdomTree U.S. High Yield Corporate Bond Index
Account Value [Line Items]
Account Value	16,255	15,979	15,674	15,686	15,816	15,691	15,459	15,590	15,379	15,543	15,346	15,077	14,774	14,624	14,513	14,725	14,516	14,556	14,580	14,013	13,335	13,564	13,787	13,798	13,565	13,283	13,510	13,407	13,288	13,571	13,024	13,197	12,967	12,513		13,094	13,497	12,631	13,653	13,523	14,102	14,222	14,356	14,815		14,470	14,653	14,682	14,710	14,609	14,555		14,347		14,305	14,143	14,114	14,095		14,047	13,801	13,267	13,225	13,417	13,310	12,628	12,568	11,992	11,743	13,081	13,321	13,340	13,082	13,024	12,958		12,929	12,862	12,790	12,438	12,619	12,433	12,302	12,103	11,488	11,772	11,829	12,041	11,978		11,859	11,711	11,677	11,660	11,607	11,663	11,761	11,660	11,631	11,643	11,586	11,507	11,540	11,413	11,402	11,294	11,171	11,191	11,013	10,908	10,684	10,724	10,739	10,681	10,469	10,177	10,094	10,037	10,000
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index
Account Value [Line Items]
Account Value	12,847	12,727	12,705	12,623	12,573	12,452	12,377	12,388	12,317	12,424	12,296	12,165	11,974	11,907	11,784	11,853	11,778	11,833	11,773	11,563	11,314	11,324	11,377	11,358	11,278	11,308	11,348	11,265	11,125	11,253	11,075	11,051	10,825	10,865		11,117	11,234	11,090	11,221	11,152	11,305	11,551	11,658	11,796		11,800	11,821	11,877	11,903	11,905	11,864		11,871		11,826	11,773	11,802	11,836		11,836	11,789	11,717	11,695	11,705	11,669	11,569	11,438	11,265	10,931	11,381	11,299	11,197	11,152	11,145	11,089		11,086	10,970	10,954	10,843	10,765	10,724	10,606	10,560	10,450	10,361	10,357	10,368	10,373		10,320	10,291	10,300	10,255	10,265	10,263	10,303	10,346	10,333	10,364	10,352	10,362	10,327	10,272	10,271	10,225	10,177	10,166	10,118	10,080	10,060	10,159	10,168	10,158	10,154	10,111	10,018	10,020	10,000
WisdomTree U.S. Short-term Quality Corporate Bond Index
Account Value [Line Items]
Account Value	$ 12,755	$ 12,632	$ 12,606	$ 12,525	$ 12,469	$ 12,357	$ 12,284	$ 12,300	$ 12,224	$ 12,334	$ 12,207	$ 12,075	$ 11,891	$ 11,820	$ 11,705	$ 11,775	$ 11,692	$ 11,747	$ 11,699	$ 11,482	$ 11,228	$ 11,239	$ 11,302	$ 11,291	$ 11,210	$ 11,228	$ 11,277	$ 11,195	$ 11,041	$ 11,174	$ 11,002	$ 10,988	$ 10,764	$ 10,786		$ 11,027	$ 11,163	$ 10,989	$ 11,142	$ 11,049	$ 11,201	$ 11,402	$ 11,484	$ 11,622		$ 11,612	$ 11,640	$ 11,703	$ 11,723	$ 11,731	$ 11,687		$ 11,702		$ 11,657	$ 11,603	$ 11,643	$ 11,664		$ 11,670	$ 11,629	$ 11,571	$ 11,551	$ 11,560	$ 11,534	$ 11,454	$ 11,338	$ 11,197	$ 10,921	$ 11,287	$ 11,213	$ 11,129	$ 11,085	$ 11,065	$ 11,014		$ 11,007	$ 10,909	$ 10,896	$ 10,804	$ 10,734	$ 10,701	$ 10,594	$ 10,561	$ 10,459	$ 10,377	$ 10,371	$ 10,371	$ 10,376		$ 10,325	$ 10,295	$ 10,305	$ 10,261	$ 10,259	$ 10,253	$ 10,286	$ 10,316	$ 10,302	$ 10,331	$ 10,317	$ 10,324	$ 10,297	$ 10,245	$ 10,244	$ 10,207	$ 10,170	$ 10,159	$ 10,125	$ 10,090	$ 10,074	$ 10,141	$ 10,148	$ 10,136	$ 10,130	$ 10,090	$ 10,013	$ 10,015	$ 10,000